October 7, 2008

Filed Via EDGAR

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-0506

Re:           Sun Life (N.Y.) Variable Account D (“Registrant”)
Post-Effective Amendment No. 2 to Registration Statement on Form N-6
File Nos. 811-04633 & 333-147646

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a prospectus supplement to Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account D.

The supplement changes current disclosure for certificateholders with investment start dates on or after January 28, 2009.  The supplement is express in how the current prospectus disclosure is enhanced.  This supplement is different than its Sun Life (U.S.) counterpart (File No. 333-143354) because the New York insurance regulator requires the Supplemental Insurance Benefit to be embedded within the certificate rather than provided by rider.  The SEC analyst of the initial registration statement (File No. 333-147646) was Ms. Rebecca Marquigny.

We do not believe that this submission presents any substantial novel disclosure or regulatory issues.

Acceleration Request and Acknowledgment

Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., make an acceleration request of the effective date of the Amendment to December 10, 2008 or as soon as practicable thereafter.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  In addition, the Registrant acknowledges that

•	Should the Commission or staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	The insurance company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions and comments to the undersigned at (781)446-1638.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
Senior Counsel